Subsequent events	6 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

Asset Acquisition

On February 1, 2021, the Company entered into certain copyright purchase agreement (the “Agreement”), pursuant to which the Company agreed to acquire certain copyrights listed in the Agreement for a consideration of $3,100,000. The Company agreed to wire $1,550,000 cash payment to the transferor, and issue the Company’s restrictive ordinary shares, at $0.85 per share for a total of 1,814,818 shares to the transferor.

Performance Obligation

On February 15, 2021, the Company entered into certain software development agreement (the “Agreement”), pursuant to which the Company agreed to hire certain third party to develop augmented reality functions of the Color World APP for a total consideration of $76,500,000. The development should be completed in 16 months, and the Company agreed to pay $26,000,000 cash payment to the third party after signing the Agreement, to pay $30,000,000 after both parties agree on the design blueprints, to pay $20,000,000 after the third party completes the design and testing, and to pay the remaining $500,000 after the Company receives all the source codes. As date of this report, the Company made $26,000,000 cash payments to the third party.

Sale of Ordinary Shares and Warrants

On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 20,000,000 units. Each unit consists of one restrictive ordinary share of the Company, par value $0.001 per share and a warrant to purchase one share with an initial exercise price of $1.34 per share, at a price of $1.30 per unit, for an aggregate purchase price of $26,000,000 (the “Offering”). The warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.34 per share, for cash (the “Warrant Shares”). The warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire three years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The net proceeds of the Offering was used to upgrade the Company’s software application, or Color Star APP, with artificial intelligence, augmented reality, and mixed reality technologies.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “First Purchase Agreement”) with Wang MinYe (the “First Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 3,000,000 ordinary shares (the “Wang Shares”) of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $3,900,000 (the “First Private Placement”). The First Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, this transaction has not been closed as the First Purchaser has not remitted the payment of the shares.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “Second Purchase Agreement”) with Lin YiHan (the “Second Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 3,500,000 ordinary shares (the “Lin Shares”) of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Second Private Placement”). The Second Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, this transaction has not been closed as the Second Purchaser has not remitted the payment of the shares.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Third Purchase Agreement”) with Zubair Ahsan (the “Third Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 3,000,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $3,900,000 (the “Third Private Placement”). The Third Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, this transaction has not been closed as the Third Purchaser has not remitted the payment of the shares.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fourth Purchase Agreement”) with Ullah Sabar (the “Fourth Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Fourth Private Placement”). The Fourth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, this transaction has not been closed as the Fourth Purchaser has not remitted the payment of the shares.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fifth Purchase Agreement”) with Li Yan (the “Fifth Purchaser”), pursuant to which the Company agreed to sell to the Fifth Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Fifth Private Placement”). The Fifth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, this transaction has not been closed as the Fifth Purchaser has not remitted the payment of the shares.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Sixth Purchase Agreement”) with Ahmed Muhammad Abrar (the “Sixth Purchaser”), pursuant to which the Company agreed to sell to the Sixth Purchaser in a private placement 3,500,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.30 per share for an aggregate offering price of $4,550,000 (the “Sixth Private Placement”). The Sixth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, this transaction has not been closed as the Sixth Purchaser has not remitted the payment of the shares.

Conversion of Warrants into Ordinary Shares

From January to March 2021, the Company’s warrants holders converted a total of 8,330,000 warrants into a total of 8,330,000 ordinary shares at a weighted exercise price of $0.55 per share for gross proceeds of approximately $4.6 million.